Commitments and Contingencies (Details)		2 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended
	Jul. 11, 2016	Apr. 20, 2017	Feb. 21, 2017	Dec. 31, 2018 USD ($) $ / pure	Jun. 29, 2018	Dec. 31, 2017 USD ($)	Dec. 31, 2018 USD ($) $ / pure shares tonne	Dec. 31, 2018 ARS ($) shares tonne	Dec. 31, 2017 USD ($)
Disclosure of contingent liabilities [line items]
Provision for decommissioning, restoration and rehabilitation costs				$ 70,600,000		$ 65,400,000	$ 70,600,000		$ 65,400,000
Number of shares issuable upon conversion of convertible debenture (shares) | shares							363,854	363,854
Royalty expense							$ 20,673,000		24,510,000
Dolores mine [member]
Disclosure of contingent liabilities [line items]
Net Smelter Return Royalties, Silver Production, Percent							2.00%	2.00%
Net Smelter Return Royalties, Gold Production, Percent							3.25%	3.25%
Barrick Gold Corp. [Member] | Manantial Espejo mine [member]
Disclosure of contingent liabilities [line items]
Net Smelter Returns Royalty							0.50%	0.50%
Royalty Expense Per Unit							$ 0.60
Production Cap for Royalty Charge | tonne							1,000,000	1,000,000
EMUSA [Member] | San Vicente mine [member]
Disclosure of contingent liabilities [line items]
Royalty expense							$ 700,000		900,000
Net Smelter Return Royalties, Silver Production, Percent							2.00%	2.00%
Minimum Average Price per Ounce of Silver to Trigger Royalty							$ 9.00
Royal Gold Inc. [Member]
Disclosure of contingent liabilities [line items]
Royalty expense							$ 6,800,000		5,500,000
Maverix Metals Inc. [member]
Disclosure of contingent liabilities [line items]
Proportion of ownership interest in associate	54.00%	41.00%	43.00%	29.00%	40.00%	40.00%	40.00%	40.00%
Maverix Metals Inc. [member] | La Colorada mine [member]
Disclosure of contingent liabilities [line items]
Agreements to sell future gold production, percent of production (percent)							100.00%	100.00%
Agreements to sell future gold production, price per ounce (in USD per ounce)				650			650
Maverix Metals Inc. [member] | La Bolsa mine [member]
Disclosure of contingent liabilities [line items]
Agreements to sell future gold production, percent of production (percent)							5.00%	5.00%
Agreements to sell future gold production, price per ounce (in USD per ounce)				450			450
Agreements to Sell Future Silver Production, Price per Ounce				450			450
Maverix Metals Inc. [member] | Pico Machay project [Member]
Disclosure of contingent liabilities [line items]
Net Smelter Returns Royalty							1.00%	1.00%
ARGENTINA
Disclosure of contingent liabilities [line items]
Export Duty Amount							$ 1,600,000
AverageSpecial Export Duty, Percent							8.00%	8.00%
Export Duty, Percent							12.00%	12.00%
Provincial Royalty, Operating Income, Percent							3.00%	3.00%
ARGENTINA | ArgeninianGovernment [Member]
Disclosure of contingent liabilities [line items]
ARSExportDutyperUSDGoldExport								$ 4
ARSExportDutyperUSDSilverExport								$ 3
Province of Santa Cruz [Member] | Manantial Espejo mine [member]
Disclosure of contingent liabilities [line items]
Royalty, Operating Cash Flow, Percent							3.00%	3.00%
BOLIVIA | San Vicente mine [member]
Disclosure of contingent liabilities [line items]
Royalty, Gross Metal Value of Sales, Silver, Percent							6.00%	6.00%
BOLIVIA | Bolivian Government [Member] | San Vicente mine [member]
Disclosure of contingent liabilities [line items]
Royalty expense							$ 4,400,000		5,000,000
Royalty, Gross Metal Value of Sales, Zinc and Copper, Percent							5.00%	5.00%
BOLIVIA | COMIBOL [Member] | San Vicente mine [member]
Disclosure of contingent liabilities [line items]
Royalty expense							$ 4,800,000		$ 8,500,000
Participation Fee, as Percentage of Operation Cash Flow							37.50%	37.50%
Increase (Decrease) in Participation Fee, as Percentage of Operation Cash Flows							(75.00%)	(75.00%)